Disclosure of defined benefit plan, assumptions used (Details) - Pension obligations [Member]	Dec. 31, 2017	Dec. 31, 2016
Defined benefit cost [Member]
Statement [Line Items]
Expected rate of salary increase	2.75%	3.00%
Defined benefit cost [Member] | Males [Member]
Statement [Line Items]
Average longevity at retirement age for current pensioners (years)	20.9	20.8
Defined benefit cost [Member] | Females [Member]
Statement [Line Items]
Average longevity at retirement age for current pensioners (years)	23.3	23.3
Defined benefit cost [Member] | Benefit obligations [Member]
Statement [Line Items]
Discount rate	3.69%	4.08%
Defined benefit cost [Member] | Service cost [Member]
Statement [Line Items]
Discount rate	3.82%	4.25%
Defined benefit obligation [Member]
Statement [Line Items]
Discount rate	3.45%	3.69%
Expected rate of salary increase	2.75%	2.75%
Defined benefit obligation [Member] | Males [Member]
Statement [Line Items]
Average longevity at retirement age for current pensioners (years)	21	20.9
Average longevity at retirement age for current employees (future pensioners) (years)	22.9	22.2
Defined benefit obligation [Member] | Females [Member]
Statement [Line Items]
Average longevity at retirement age for current pensioners (years)	23.7	23.3
Average longevity at retirement age for current employees (future pensioners) (years)	25.5	24.5